SUBSEQUENT EVENTS AFTER BALANCE DATE (Details)		6 Months Ended
	Feb. 11, 2020 shares	Dec. 31, 2019 shares
Events subsequent to balance date [Abstract]
Number of options to be granted (in shares)		2,200,000
Subsequent Events [Member] | Ordinary Shares [Member] | Non-Executive Directors [Member]
Events subsequent to balance date [Abstract]
Proposed shares issued (in shares)	2,000,000
Subsequent Events [Member] | Ordinary Shares [Member] | Managing Director [Member]
Events subsequent to balance date [Abstract]
Number of options to be granted (in shares)	6,000,000
Number of performance rights to be granted (in shares)	2,250,000